Transamerica Investors, Inc.

on behalf of Transamerica Premier Funds

Investor Class Shares

Supplement dated August 29, 2005 to the Prospectus dated May 1, 2005,

as previously supplemented

The following information either replaces or supplements information, as applicable, that currently appears under Additional Information – Portfolio Managers in your prospectus:

Transamerica Premier Focus Fund

Gregory S. Weirick

Portfolio Manager (co)

Gregory S. Weirick is Principal, Managing Director and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Weirick is the Co-Manager of the Transamerica Premier Focus Fund and also manages sub-advised funds and institutional separate accounts in the Small Cap Growth Equity discipline (since August 2005). He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Westcap was co-founded by Mr. Weirick in 1992. Prior to Westcap, Mr. Weirick was Founder & President of GSW Capital Management and a Security Analyst at Trust Company of the West. He earned a B.A. from the University of Arizona and has 16 years of investment experience.

Joshua D. Shaskan, CFA

Portfolio Manager (co)

Joshua D. Shaskan is Principal and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Shaskan is the Co-Manager of the Transamerica Premier Focus Fund (since August 2005). He also manages sub-advised funds and institutional separate accounts in the Small and Small/Mid (SMID) Cap Growth Equity disciplines. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Shaskan served as an Investment Specialist for three years at Wells Fargo Securities and was also previously a Financial Advisor at Prudential Securities. He earned a B.A. from University of California, Davis and an M.B.A from University California, Los Angeles. Mr. Shaskan has earned the right to use the Chartered Financial Analyst designation and has 13 years of investment experience.

Edward S. Han

Portfolio Manager (co)

Edward S. Han is Principal and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Han is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the Mid Cap Growth Equity discipline and is a member of the Large Growth team. He joined TIM in 1998. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 11 years of investment experience.

Kirk J. Kim

Portfolio Manager (co)

Kirk J. Kim is Principal and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Kim is the Co-Manager the Transamerica Premier Focus Fund and manages sub-advised funds and institutional separate accounts in the Convertible Securities discipline. He is also a member of the Mid Cap Growth Equity investment team. Prior to joining TIM in 1997, Mr. Kim worked as a Securities Analyst for The Franklin Templeton Group. Mr. Kim holds a B.S. in Finance from the University of Southern California and has 11 years of investment experience.

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Transamerica Premier Growth Opportunities Fund

Edward S. Han

Portfolio Manager (co)

Edward S. Han is Principal and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Han is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the Mid Cap Growth Equity discipline and is a member of the Large Growth team. He joined TIM in 1998. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in Economics from the University of California at Irvine. Mr. Han has 11 years of investment experience.

John J. Huber, CFA

Portfolio Manager (co)

John J. Huber is Principal and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Huber is the Co-Manager of the Transamerica Premier Growth Opportunities Fund (since August 2005). He also manages sub-advised funds and institutional separate accounts in the Mid Cap Growth Equity discipline. Mr. Huber’s analytical responsibilities include covering the Financial Services, Producer Durables, Autos and Transportation, and Materials and Processing sectors. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. He earned a B.A. from Columbia University and an M.B.A. from University of California, Los Angeles. Mr. Huber has earned the right to use the Chartered Financial Analyst designation and has seven years of investment experience.

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Transamerica Premier Diversified Equity Fund

Gary U. Rollé, CFA

Portfolio Manager (lead)

Gary U. Rollé is Principal, Managing Director and Chief Investment Officer of Transamerica Investment Management, LLC (“TIM”). Mr. Rollé is the Lead (equity) Manager of the Transamerica Premier Balanced Fund, the Transamerica Premier Equity Fund, and the Transamerica Premier Diversified Equity Fund. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. Mr. Rollé joined Transamerica in 1967. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer.  Throughout his 23 year tenure as CIO, Mr. Rolle has been responsible for creating and guiding the TIM investment philosophy. He holds a B.S. in Chemistry and Economics from the University of California at Riverside and has earned the right to use the Chartered Financial Analyst designation. Mr. Rollé has 38 years of investment experience.

Geoffrey I. Edelstein, CFA, CIC

Portfolio Manager (co)

Geoffrey I. Edelstein is Principal, Managing Director and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Edelstein is the Co-Manager of the Transamerica Premier Diversified Equity Fund (since August 2005). He also co-manages institutional and private separate accounts and sub-advised funds in the Large Growth Equity discipline. Mr. Edelstein’s analytical responsibilities include the Consumer Staples sector. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Westcap was co-founded by Mr. Edelstein in 1992. Prior to Westcap, he practiced Corporate and Real Estate Law from 1988-1991. Mr. Edelstein earned a B.A. from University of Michigan and a J.D. from Northwestern University School of Law. He is a member of the AIMR Blue Ribbon Task Force on Soft Dollars, 1997 and has earned the right to use the Chartered Financial Analyst designation. He is a member of the Board of

Directors of Hollygrove Home for Children in Los Angeles, California.  Mr. Edelstein has 14 years of investment experience.

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Transamerica Premier High Yield Bond Fund

Peter O. Lopez

Portfolio Manager (lead)

Peter O. Lopez is Principal and Portfolio Manager at Transamerica Investment Management, LLC (“TIM”). Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund and the Co-Manager of the Transamerica Premier Institutional Bond Fund. He also manages sub-advised funds and institutional accounts in the Fixed Income discipline. Prior to joining TIM in 2003, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Fixed Income Analyst for Transamerica Investment Services from 1997-2000. He holds an M.B.A. in Finance and Accounting from The University of Michigan and received a B.A. in Economics from Arizona State University. Mr. Lopez is a CFA Level III candidate and has 12 years of investment experience.

Scott L. Dinsdale, CFA

Portfolio Manager (co)

Scott L. Dinsdale is Senior Fixed Income Analyst at Transamerica Investment Management, LLC (“TIM”). Mr. Dinsdale is the Co-Manager of the Transamerica Premier High Yield Bond Fund (since August 2005). He re-joined TIM in 2005 after previously serving as a Fixed Income Analyst from 1999-2000. Mr. Dinsdale was a Portfolio Manager and Analyst in the High Yield and Convertible Securities group at Pacific Life Insurance Co as well as previously working as a Director at Standard and Poor’s Ratings Group. He holds an M.B.A. in Finance and International Business from the Stern School of Business at New York University and received a B.A. in Business Administration from San Diego State University. Mr. Dinsdale has earned the right to use the Chartered Financial Analyst designation and has 16 years of investment experience.

Brian W. Westhoff, CFA

Portfolio Manager (co)

Brian W. Westhoff is Fixed Income Securities Analyst at Transamerica Investment Management, LLC (“TIM”). Mr. Westhoff is the Co-Manager of the Transamerica Premier High Yield Bond Fund (since August 2005). Prior to joining TIM in 2003, Mr. Westhoff worked as an Equity Research Intern with Credit Suisse Asset Management, as a Fixed Income Investment Analyst at St. Paul Companies, and as an Argentine/Oil and Gas Equity Research Intern with Merrill Lynch in Argentina. He holds an M.B.A. from Thunderbird, The Garvin Graduate School of International Management and received a B.S. in Business Administration from Drake University. Mr. Westhoff has earned the right to use the Chartered Financial Analyst designation and has seven years of investment experience.

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Transamerica Premier Cash Reserve Fund

Greg D. Haendel

Portfolio Manager (lead)

Greg D. Haendel is Fixed Income Securities Analyst at Transamerica Investment Management, LLC (“TIM”). Mr. Haendel is the Lead Manager of the Transamerica Premier Cash Reserve Fund and the Co-Manager of the Transamerica Premier Institutional Bond Fund (since August 2005). Prior to joining TIM in

2003, he worked as a High Yield Intern for Metropolitan West Asset Management, as a Fixed Income Intern for Lehman Brothers in London, as a Mortgage-Backed Portfolio Manager for Co-Bank in Colorado, and as a Global Debt Analyst for Merrill Lynch in New York. Mr. Haendel holds an M.B.A. in Finance and Accounting from The Anderson School at UCLA and received a B.A. in Economics from Amherst College. He is currently a CFA Level III candidate. Mr. Haendel has seven years of investment experience.

Patty Arrieta-Morales

Portfolio Manager (co)

Patty Arrieta-Morales is Money Market Trader at Transamerica Investment Management, LLC (“TIM”). Ms. Arrieta-Morales is the Co-Manager of the Transamerica Premier Cash Reserve Fund. She joined TIM in 1998. Ms. Arrieta-Morales holds a B.S. in Accounting from California State University at Los Angeles and has seven years of investment experience.

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Investors should retain this Supplement for future reference.